July 9, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab 1000 Fund, a series of the Schwab Investments (the “Registrant”)

(File Nos. 33-37459 and 811-06200)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 1, 2014, to the Fund’s prospectus, dated February 28, 2014.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0650.

Very truly yours,

/s/ Odeh Stevens
Odeh Stevens